Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of restricted investments held by the fund
Additional information on each restricted investment held by the Fund on December 31, 2022 is as follows:

	Initial
	Acquisition
Investments	Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	2,609,219	748,412	1.32%
Axiom Space, Inc.	12/22/2021	3,090,000	3,634,867	6.41%
Bolt Financial, Inc., Series C Preferred Stock	3/7/2022	2,000,020	1,136,375	2.00%
Boom Technology, Inc.	2/11/2022	2,000,000	2,000,000	3.52%
Brex Inc.	3/2/2022	4,130,298	2,358,820	4.16%
CElegans Labs, Inc.	11/23/2021	2,999,977	2,999,977	5.28%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,826,780	3.22%
ClassDojo, Inc.	11/19/2021	3,000,018	2,812,604	4.95%
Discord, Inc.	3/1/2022	724,942	395,530	0.70%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	485,070	0.85%
Epic Games, Inc.	1/3/2022	6,998,590	3,437,470	6.06%
Flexport, Inc.	3/29/2022	520,000	329,160	0.58%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	538,720	0.95%
Impossible Foods, Inc. - Series H Preferred Stock	11/4/2021	2,098,940	857,616	1.51%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.32%
Klarna Bank AB	3/16/2022	4,657,660	793,866	1.40%
Maplebear, Inc.	10/8/2021	3,556,000	718,755	1.27%
Maplebear, Inc. - Series B Preferred Stock	11/16/2021	2,863,400	606,800	1.07%
Plaid, Inc.	2/15/2022	1,110,340	672,379	1.18%
Public Holdings, Inc.	7/22/2021	999,990	999,990	1.76%
Relativity Space, LLC	12/28/2021	1,659,996	1,329,912	2.34%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	2,002,768	3.53%
Space Exploration Technologies Corp., Class A	6/27/2022	10,009,990	10,260,801	18.08%
Space Exploration Technologies Corp., Class A and Class C	6/8/2022	3,390,000	3,521,582	6.20%
Space Exploration Technologies Corp., Class A	6/9/2022	618,618	690,963	1.22%
Stripe, Inc.	1/10/2022	3,478,813	1,594,938	2.81%
Superhuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.70%
Total Investments		$78,854,778	$49,604,108	87.39%